SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
9.	SUBSEQUENT EVENTS

During the period commencing July 1, 2015 and ending on August 5, 2015, additional Series A and Series C Warrants have been exercised for an aggregate issuance of 7,345,000 shares of the Company’s Common Stock at an exercise price of $0.20 per share, resulting in gross proceeds to the Company of $1,469,000.

As part of the amendment made to the Series A Warrants and Series C Warrants to delete the full ratchet anti-dilution provisions set forth in the Series A Warrants and Series C Warrants and to extend the expiration date of the Series C Warrants, an additional 125,000 shares of the Inducement Shares have been issued during July 2015. The remaining 10,000 Inducement Shares will be issued upon the execution and delivery by remaining holders of an investor certificate to the Company.

14.	SUBSEQUENT EVENTS

The Company entered into an agreement to amend certain provisions of the Warrants (the “Amendment”) that it issued in connection with the Securities Purchase Agreement that it entered into on January 31, 2014. Under the terms of the Amendment, which became effective December 1, 2014, the Private Placement Warrants were amended to (i) reduce the exercise price of the Series B Warrants from $0.35 to $0.20, (ii) reduce the exercise price of the Series C Warrants from $0.40 to $0.20, and (iii) clarify that each Series of Private Placement Warrants may be amended without having to amend all three series of Private Placement Warrants. The number of shares of the Company’s common stock which may be purchased from the Company upon exercise of each Private Placement Warrant remained unchanged.

Following the Amendment, certain holders of the Private Placement Warrants exercised portions of their Series B Warrants, resulting in an aggregate issuance of 4,000,000 shares of the Company’s common stock (which increased the number of shares of common stock outstanding to 76,076,487), and gross proceeds to the Company of $800,000.